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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-21852

                            RIVERSOURCE SERIES TRUST
               (Exact name of registrant as specified in charter)

            50606 Ameriprise Financial Center, Minneapolis, MN 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 4/30

Date of reporting period: 7/1/07-6/30/08

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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21852
Reporting Period: 07/01/2007 - 06/30/2008
RiverSource Series Trust

================== RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND ===================

The Fund did not vote proxies relating to portfolio securities during the period covered by the report.

===================== RIVERSOURCE 130/30 U.S. EQUITY FUND ======================

The Fund did not vote proxies relating to portfolio securities during the period covered by the report.

==================== RIVERSOURCE RETIREMENT PLUS 2010 FUND =====================

The Fund did not vote proxies relating to portfolio securities during the period covered by the report.

==================== RIVERSOURCE RETIREMENT PLUS 2015 FUND =====================

The Fund did not vote proxies relating to portfolio securities during the period covered by the report.

===================== RIVERSOURCE RETIREMENT PLUS 2020 FUND ====================

The Fund did not vote proxies relating to portfolio securities during the period covered by the report.

===================== RIVERSOURCE RETIREMENT PLUS 2025 FUND ====================

The Fund did not vote proxies relating to portfolio securities during the period covered by the report.

===================== RIVERSOURCE RETIREMENT PLUS 2030 FUND ====================

The Fund did not vote proxies relating to portfolio securities during the period covered by the report.

===================== RIVERSOURCE RETIREMENT PLUS 2035 FUND ====================

The Fund did not vote proxies relating to portfolio securities during the period covered by the report.

===================== RIVERSOURCE RETIREMENT PLUS 2040 FUND ====================

The Fund did not vote proxies relating to portfolio securities during the period covered by the report.

===================== RIVERSOURCE RETIREMENT PLUS 2045 FUND ====================

The Fund did not vote proxies relating to portfolio securities during the period covered by the report.

========== END NPX REPORT

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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            RiverSource Series Trust


By (Signature and Title)*               /s/ Patrick T. Bannigan
                                        ----------------------------------------
                                        Patrick T. Bannigan
                                        President

Date August 26, 2008

* Print the name and title of each signing officer under his or her signature.